Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Trading Symbol	VTL
Entity Registrant Name	VITAL THERAPIES INC
Entity Central Index Key	0001280776
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	true